Nature of operations and going concern (Details Narrative) $ in Thousands		12 Months Ended
	Dec. 06, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Unrestricted cash			$ 3,259		$ 15,361
Working capital surplus					8,353
Accumulated deficit			156,749		139,959
Net income loss			16,790		14,230
Working capital deficit			428		$ 8,353,000
Common stock issued in exchange of acquisition | shares	76,504,590
Cash of acquisition	$ 5,000,000
Common stock value in exchange of acquisition	$ 45,000,000
Proceed from issuance of common stock		$ 5,385		$ 19,885
Dolly Varden [Member]
Statement [Line Items]
Share issued			76,504,590
Proceed from issuance of common stock			$ 5,000
Shares acquired | shares	76,504,590
Share outstanding percentage	35.33%
Fully diluted basis	32.88%
Homestake Ridge Gold Silver [Member]
Statement [Line Items]
Homestake resources owner ship percentage	100.00%